Organizational Changes (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital		$ 26	$ 50	$ 40
Income Tax Expense (Benefit)		(1,690)	247	261
Net income (loss)		(2,775)	918	807
Spinoff [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)		162	79	512
Other Comprehensive Income, Other, Net of Tax		$ (120)	$ (230)	$ 206
Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital	$ 2,700
Subsequent Event [Member] | Spinoff [Member]
Restructuring Cost and Reserve [Line Items]
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital	3,400
Capital contribution	703
Income Tax Expense (Benefit)	$ 643